SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE

For the three and nine months ended September 30, 2023 and 2022, the following Common Stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive:

	Three Months Ended
	September 30,
	2023	2022
	(Shares)	(Shares)
Series A Preferred Stock	149,892,000	149,892,000
Stock options	5,034	1
Warrants	753,976	264
Total	150,651,010	149,892,265

	Nine Months Ended
	September 30,
	2023	2022
	(Shares)	(Shares)
Series A Preferred Stock	149,892,000	149,892,000
Stock options	9,765	1
Warrants	754,240	264
Total	150,656,005	149,892,265

For the year ended December 31, 2022 and 2021, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	Years Ended
	December 31,
	2022	2021
	(Shares)	(Shares)
Series A Preferred Stock	249,820	250,000
Stock options	1,445	4
Warrants	267	245
Convertible notes	-	-
Preferred B stock	-	7
Total	251,532	250,256